UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Fixed Income Absolute Return Fund
The fund's portfolio
1/31/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (38.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (17.9%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.221%, 5/15/35	$70,953	$95,265
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.597%, 11/15/35	167,445	236,754
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 13.995%, 12/15/36	94,454	121,518
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.533%, 6/15/34	300,547	340,354
Ser. 4813, IO, 5.50%, 8/15/48	4,498,063	972,536
Ser. 4760, Class IG, IO, 5.00%, 2/15/48	4,425,680	890,791
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	3,869,472	575,383
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,648,492	489,390
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	3,460,686	425,443
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	7,092,077	1,106,506
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	3,686,772	709,610
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	6,456,581	817,674
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.491%, 5/15/41	3,472,822	3,305,252
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	6,743,676	783,952
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	4,350,824	404,844
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	9,604,940	604,996
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	3,721,955	318,900
FRB Ser. 8, Class A9, IO, 0.429%, 11/15/28(WAC)	199,305	2,740
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	589,975	5,808
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	947,680	6,812
Ser. 3835, Class FO, PO, zero %, 4/15/41	6,619,178	5,586,288
Federal National Mortgage Association
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 14.997%, 6/25/37	139,585	194,184
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 14.95%, 5/25/35	40,001	49,866
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.72%, 8/25/35	95,260	118,935
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.88%, 5/25/40	947,057	1,069,955
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 7.06%, 2/25/25	152,719	164,194
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.51%, 5/25/25	116,679	124,856
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,772,939	900,379
Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	4,684,930	964,189
Ser. 15-28, IO, 5.50%, 5/25/45	7,869,085	1,698,935
Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	10,055,126	2,018,466
Ser. 397, Class 2, IO, 5.00%, 9/25/39	379,634	79,786
IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.09%, 1/25/44	9,622,865	1,616,304
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,436,112	466,564
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,469,651	464,158
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	6,721,360	869,753
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,554,213	413,487
IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.69%, 4/25/45	9,563,111	1,260,743
IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.64%, 1/25/49	7,621,364	1,140,392
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 12/25/48	6,355,451	917,568
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 2/25/47	21,041,811	3,148,065
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 11/25/46	4,671,577	689,151
IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 9/25/46	9,424,232	1,352,414
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 9/25/46	7,038,920	993,720
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	4,193,483	386,373
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	4,697,269	636,863
IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%), 3.41%, 6/25/41	11,737,973	1,672,661
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.24%, 10/25/47	26,475,605	3,052,968
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	4,846,302	482,561
Ser. 6, Class BI, IO, 3.00%, 12/25/42	7,167,692	418,514
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,296,721	151,742
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	11,386,445	709,820
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	6,625,793	387,311
Ser. 98-W2, Class X, IO, 0.058%, 6/25/28(WAC)	1,300,209	42,257
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)	377,745	10,860
Ser. 07-44, Class CO, PO, zero %, 5/25/37	30,474	25,023
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	2,624,908	616,853
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	3,472,825	472,929
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	2,650,630	561,335
Ser. 15-69, IO, 5.00%, 5/20/45	5,046,929	1,089,632
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,972,147	641,449
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,782,050	884,487
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,496,864	767,404
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	76,691	5,559
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	724,407	156,988
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,397,330	974,140
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	13,996,328	3,065,294
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	9,709,214	2,194,768
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	4,486,960	922,631
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	6,934,256	851,041
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	4,055,574	877,180
Ser. 12-129, IO, 4.50%, 11/16/42	3,121,707	692,863
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,852,112	566,988
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	2,092,740	485,097
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.17%, 1/16/40	7,054,809	1,022,947
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	6,857,990	891,539
Ser. 15-94, IO, 4.00%, 7/20/45	138,924	28,292
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,383,290	196,549
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	3,488,678	523,302
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	957,222	179,810
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	4,652,229	565,153
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.747%, 7/20/48	7,522,882	1,062,607
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.597%, 9/20/46	6,383,274	1,096,136
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.597%, 10/20/45	4,247,632	682,433
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 7/16/43	1,315,435	195,881
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.547%, 2/20/41	2,003,989	279,448
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	6,008,954	979,099
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	11,900,095	1,189,795
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	5,102,245	757,959
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	4,006,890	510,878
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	5,937,362	1,021,666
Ser. 13-76, IO, 3.50%, 5/20/43	2,707,217	474,819
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,545,452	546,071
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	4,058,136	584,006
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,594,348	261,569
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	6,510,298	600,966
Ser. 183, Class AI, IO, 3.50%, 10/20/39	3,829,250	232,506
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	4,870,621	272,268
Ser. 17-H03, Class DI, IO, 3.352%, 12/20/66(WAC)	4,627,720	590,034
Ser. 17-H02, Class BI, IO, 3.001%, 1/20/67(WAC)	3,101,456	379,928
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	2,602,007	150,334
Ser. 18-H02, Class EI, IO, 2.992%, 1/20/68(WAC)	7,293,573	984,632
Ser. 16-H13, Class IK, IO, 2.601%, 6/20/66(WAC)	15,145,394	1,931,038
Ser. 16-H22, Class AI, IO, 2.487%, 10/20/66(WAC)	6,925,011	747,645
Ser. 16-H23, Class NI, IO, 2.424%, 10/20/66(WAC)	9,594,594	1,070,757
Ser. 18-H05, Class AI, IO, 2.413%, 2/20/68(WAC)	11,599,827	1,558,727
Ser. 17-H06, Class BI, IO, 2.413%, 2/20/67(WAC)	13,712,820	1,642,796
Ser. 17-H16, Class BI, IO, 2.209%, 8/20/67(WAC)	10,049,982	1,369,310
Ser. 18-H13, Class NI, IO, 2.184%, 8/20/68(WAC)	8,632,610	1,066,265
Ser. 17-H11, Class NI, IO, 2.123%, 5/20/67(WAC)	4,931,865	506,355
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)	3,056,542	278,909
Ser. 16-H02, Class BI, IO, 2.058%, 11/20/65(WAC)	10,741,802	924,912
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65(WAC)	11,098,304	1,073,206
Ser. 15-H19, Class NI, IO, 1.894%, 7/20/65(WAC)	15,730,396	1,445,623
Ser. 15-H25, Class EI, IO, 1.835%, 10/20/65(WAC)	11,391,755	993,361
Ser. 15-H18, Class IA, IO, 1.803%, 6/20/65(WAC)	9,799,253	631,072
Ser. 17-H14, Class DI, IO, 1.69%, 6/20/67(WAC)	6,200,567	426,115
Ser. 15-H09, Class BI, IO, 1.679%, 3/20/65(WAC)	13,055,618	1,005,452
Ser. 15-H10, Class EI, IO, 1.612%, 4/20/65(WAC)	14,191,679	698,571
Ser. 15-H25, Class AI, IO, 1.596%, 9/20/65(WAC)	12,747,837	994,331
Ser. 14-H14, Class CI, IO, 1.562%, 7/20/64(WAC)	15,093,549	754,677
Ser. 15-H28, Class DI, IO, 1.533%, 8/20/65(WAC)	10,046,826	654,360
Ser. 11-H15, Class AI, IO, 1.509%, 6/20/61(WAC)	7,991,101	419,533
Ser. 16-H08, Class AI, IO, 1.484%, 8/20/65(WAC)	9,791,961	699,694
Ser. 11-H08, Class GI, IO, 1.251%, 3/20/61(WAC)	9,981,796	418,237
Ser. 10-151, Class KO, PO, zero %, 6/16/37	627,224	519,887
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	37,741	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	101,403	887
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	47,368	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	80,566	—

		100,412,818
Commercial mortgage-backed securities (13.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.368%, 1/15/49(WAC)	1,150,131	1,059
Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4, Class XC, IO, 0.327%, 7/10/42(WAC)	26,488	—
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.485%, 11/10/42(WAC)	2,193,182	1,983,470
Bank of America Merrill Lynch Commercial Mortgage Trust FRB Ser. 17-BNK9, Class XA, IO, 0.819%, 11/15/54(WAC)	38,260,866	2,125,338
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.467%, 1/12/45(WAC)	1,327,000	1,194,300
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)	3,068,181	2,177,948
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.424%, 8/10/49(WAC)	14,309,913	1,192,159
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.756%, 12/15/47(WAC)	453,000	470,989
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.191%, 5/10/47(WAC)	12,435,106	589,439
FRB Ser. 14-GC19, Class XA, IO, 1.161%, 3/10/47(WAC)	19,456,512	951,696
FRB Ser. 13-GC17, Class XA, IO, 1.048%, 11/10/46(WAC)	12,071,105	507,702
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.79%, 9/10/45(WAC)	7,977,321	409,827
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)	1,681,000	1,686,368
FRB Ser. 14-LC15, Class XA, IO, 1.254%, 4/10/47(WAC)	12,749,765	490,362
FRB Ser. 14-UBS4, Class XA, IO, 1.177%, 8/10/47(WAC)	7,394,277	319,319
FRB Ser. 14-CR19, Class XA, IO, 1.172%, 8/10/47(WAC)	37,130,445	1,400,136
FRB Ser. 14-CR20, Class XA, IO, 1.121%, 11/10/47(WAC)	14,645,676	647,046
FRB Ser. 13-CR11, Class XA, IO, 1.092%, 8/10/50(WAC)	52,898,141	1,993,837
FRB Ser. 15-CR22, Class XA, IO, 0.956%, 3/10/48(WAC)	14,600,986	554,837
FRB Ser. 15-CR23, Class XA, IO, 0.954%, 5/10/48(WAC)	24,412,025	922,739
FRB Ser. 14-UBS6, Class XA, IO, 0.953%, 12/10/47(WAC)	23,757,029	929,185
FRB Ser. 15-LC21, Class XA, IO, 0.773%, 7/10/48(WAC)	40,796,540	1,370,509
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45(WAC)	500,000	435,230
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	1,127,207
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.274%, 9/15/39(WAC)	68,878	68,878
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	4,649,202	3,123,334
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.01%, 5/15/38(WAC)	746,988	6,594
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.913%, 4/15/50(WAC)	21,657,606	870,769
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	732,000	651,056
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	2,131,000	2,193,217
GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.856%, 5/10/50(WAC)	16,144,690	599,291
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	1,023,000	1,035,960
FRB Ser. 14-GC18, Class XA, IO, 1.039%, 1/10/47(WAC)	20,525,158	862,057
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	330,376	324,846
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	662,000	585,237
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46(WAC)	1,864,000	1,493,288
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.118%, 4/15/47(WAC)	23,534,678	624,046
FRB Ser. 14-C24, Class XA, IO, 0.967%, 11/15/47(WAC)	39,146,630	1,377,629
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.566%, 8/15/46(WAC)	2,040,000	1,861,604
FRB Ser. 14-C25, Class D, 3.944%, 11/15/47(WAC)	1,470,000	1,238,938
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 1.002%, 12/15/47(WAC)	31,947,059	1,047,864
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.297%, 2/12/51(WAC)	215,483	215,483
FRB Ser. 07-CB20, Class E, 6.297%, 2/12/51(WAC)	500,000	498,750
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45(WAC)	2,332,000	2,267,973
FRB Ser. 12-LC9, Class D, 4.383%, 12/15/47(WAC)	327,000	325,874
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.198%, 2/15/40(WAC)	139,851	29
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	3,619,325	97
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	878,390	829,112
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	791,000	789,048
FRB Ser. 14-C17, Class C, 4.457%, 8/15/47(WAC)	946,000	931,691
FRB Ser. 15-C26, Class XA, IO, 1.036%, 10/15/48(WAC)	14,271,133	753,694
FRB Ser. 13-C13, Class XA, IO, 1.005%, 11/15/46(WAC)	52,306,167	2,152,399
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.766%, 10/15/46(WAC)	672,000	576,082
FRB Ser. 12-C6, Class D, 4.61%, 11/15/45(WAC)	624,000	629,948
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	453,000	433,067
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	4,328,000	3,564,489
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	2,047,000	1,675,897
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,036,000	979,741
FRB Ser. 16-UB12, Class XA, IO, 0.801%, 12/15/49(WAC)	20,862,848	886,671
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	603,000	506,574
FRB Ser. 12-C4, Class XA, IO, 2.083%, 3/15/45(WAC)	4,087,649	209,429
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.069%, 12/15/50(WAC)	12,394,853	853,391
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.325%, 5/10/63(WAC)	7,518,682	276,182
FRB Ser. 13-C5, Class XA, IO, 0.966%, 3/10/46(WAC)	44,543,000	1,530,052
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.384%, 6/15/45(WAC)	10,161	10,324
FRB Ser. 05-C21, Class D, 5.235%, 10/15/44(WAC)	844,948	837,910
FRB Ser. 06-C29, IO, 0.395%, 11/15/48(WAC)	4,748,881	190
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.286%, 7/15/46(WAC)	749,000	720,881
FRB Ser. 16-BNK1, Class XA, IO, 1.781%, 8/15/49(WAC)	15,091,112	1,610,222
FRB Ser. 14-LC16, Class XA, IO, 1.33%, 8/15/50(WAC)	26,251,484	1,076,311
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.286%, 7/15/46(WAC)	2,166,000	1,931,200
WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.376%, 12/15/45(WAC)	401,000	387,903
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)	603,000	604,588
Ser. 11-C4, Class D, 5.231%, 6/15/44(WAC)	604,000	592,482
Ser. 11-C4, Class E, 5.231%, 6/15/44(WAC)	635,000	608,344
FRB Ser. 12-C7, Class D, 4.821%, 6/15/45(WAC)	1,621,000	1,517,580
FRB Ser. 13-C15, Class D, 4.474%, 8/15/46(WAC)	2,015,000	1,654,005
FRB Ser. 12-C10, Class D, 4.441%, 12/15/45(WAC)	1,940,000	1,710,231
FRB Ser. 12-C10, Class E, 4.441%, 12/15/45(WAC)	1,658,000	1,077,700
FRB Ser. 11-C5, Class XA, IO, 1.735%, 11/15/44(WAC)	9,491,987	341,655
FRB Ser. 12-C9, Class XB, IO, 0.685%, 11/15/45(WAC)	46,094,000	1,101,647

		78,114,156
Residential mortgage-backed securities (non-agency) (6.8%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.676%, 6/26/35	157,611	157,077
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.75%, 6/25/36	1,020,000	933,300
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.362%, 4/25/37(WAC)	724,126	727,848
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.86%, 3/25/37	1,040,708	880,368
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.192%, 6/25/46	2,913,014	2,710,531
FRB Ser. 06-OA7, Class 1A1, 2.949%, 6/25/46(WAC)	640,584	549,813
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.85%, 2/25/37	368,888	210,630
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.836%, 11/20/35	3,990,171	3,746,860
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.70%, 8/25/46	671,153	570,480
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.70%, 8/25/46	274,306	234,134
FRB Ser. 05-27, Class 1A1, 2.425%, 8/25/35(WAC)	1,037,142	892,876
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 3.13%, 4/25/35	533,251	459,854
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.506%, 7/25/28	653,986	849,909
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.86%, 4/25/28	1,772,180	2,237,266
FRB Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 11.71%, 10/25/27	993,697	1,272,405
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 10.06%, 12/25/27	795,533	903,045
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.66%, 10/25/29	300,000	332,406
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 7.66%, 11/25/28	280,000	337,227
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.806%, 9/25/30	470,000	463,271
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.76%, 9/25/28	1,585,812	2,281,858
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.26%, 10/25/28	838,532	1,186,168
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.41%, 10/25/28	1,408,417	1,588,691
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.21%, 4/25/28	1,434,086	1,640,886
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 8.01%, 9/25/29	501,000	566,057
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.81%, 2/25/25	267,146	291,415
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.76%, 4/25/29	56,000	62,329
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.51%, 5/25/25	36,772	39,979
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.11%, 1/25/30	370,000	373,725
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 5.51%, 7/25/24	268,184	283,776
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.16%, 2/25/30	570,000	587,368
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.86%, 1/25/31	560,000	558,700
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.71%, 8/25/30	980,000	973,625
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.66%, 10/25/30	2,358,000	2,351,964
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.61%, 3/25/31	880,000	861,578
GSAA Home Equity Trust FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.76%, 1/25/36	752,765	476,613
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 3.026%, 5/19/35	1,083,669	684,533
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.71%, 6/25/37	721,094	409,221
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.721%, 5/25/46	993,854	934,223
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.69%, 1/25/37	546,353	491,948
VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	550,000	544,467
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.212%, 12/25/35(WAC)	788,723	771,617
FRB Ser. 05-AR10, Class 1A3, 4.121%, 9/25/35(WAC)	613,549	614,284
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 3.00%, 10/25/45	796,589	757,533

		37,801,858

Total mortgage-backed securities (cost $222,623,667)		$216,328,832

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/49	$11,000,000	$11,420,234
4.00%, TBA, 2/1/49	3,000,000	3,086,719

		14,506,953
U.S. Government Agency Mortgage Obligations (25.7%)
Federal National Mortgage Association Pass-Through Certificates
4.768%, 7/1/20(i)	759,016	767,214
4.00%, TBA, 2/1/49	53,000,000	54,267,029
3.50%, TBA, 3/1/49	26,000,000	25,922,811
3.50%, TBA, 2/1/49	50,000,000	50,261,720
3.00%, TBA, 2/1/49	13,000,000	12,772,500

		143,991,274

Total U.S. government and agency mortgage obligations (cost $158,302,723)		$158,498,227

CORPORATE BONDS AND NOTES (25.7%)(a)
	Principal amount	Value
Basic materials (2.8%)
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	$1,077,000	$1,161,814
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	450,000	419,063
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	460,000	445,050
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	435,000	414,881
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)	834,000	851,280
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	2,334,000	2,252,310
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	842,000	808,320
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	809,000	837,315
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	869,000	795,135
Kinross Gold. Corp. company guaranty sr. unsec. unsub. notes 5.95%, 3/15/24 (Canada)	448,000	461,440
Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)	800,000	846,306
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	852,750
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	1,413,000	1,458,640
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	861,000	841,628
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	1,872,000	1,904,760
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	1,210,000	1,258,400

		15,609,092
Capital goods (1.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	1,350,000	1,255,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. notes 4.25%, 9/15/22 (Ireland)	1,200,000	1,187,760
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	1,000,000	1,021,250
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,060,875
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	1,750,000	1,688,750
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	364,000	372,239

		6,586,374
Communication services (1.3%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	882,788
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	1,146,000	1,173,218
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	680,000	579,632
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/20	520,000	521,300
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	727,725
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	802,000	832,075
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	900,000	906,750
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,347,000	1,350,368

		6,973,856
Consumer cyclicals (3.9%)
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	1,245,000	1,212,857
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)	274,000	268,178
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	765,000	763,088
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22	1,000,000	1,022,500
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	473,944
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	869,000	855,965
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,171,000	1,169,536
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	195,000	185,738
Iron Mountain US Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 6/1/26(R)	876,000	833,295
Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)	500,000	512,500
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	680,000	632,400
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	220,000	227,150
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	1,121,000	1,147,624
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	567,119
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21	500,000	505,625
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	755,000	734,162
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	1,200,000	1,209,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5.25%, 2/15/22	510,000	515,100
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	450,000	439,875
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	1,139,000	1,144,695
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	824,000	834,300
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	1,140,000	1,104,090
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24	1,135,000	1,176,144
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	657,050
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	1,148,000	1,153,740
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	416,075
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	1,460,000	1,407,075
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	826,000	827,033

		21,995,858
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	1,130,000	1,130,000
Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24	1,128,000	1,156,200
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	780,000	781,950
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	851,000	843,767
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	504,803
Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub. notes 3.00%, 11/15/20	1,875,000	1,874,177
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	435,981
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28	710,000	719,763

		7,446,641
Energy (3.5%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	447,000	458,175
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	1,583,000	1,579,043
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	620,000	615,977
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,178,822
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	660,000	666,600
Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25	831,000	837,908
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	501,000	446,055
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	1,591,000	1,575,090
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	790,000	827,525
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	1,035,000	1,063,463
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	404,573
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	244,000	264,703
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	512,400
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	273,000	286,650
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	126,000	126,158
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	956,000	217,490
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	925,000	890,337
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)	1,300,000	1,306,462
Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23	2,004,000	1,915,824
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)	2,000,000	1,988,434
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	846,000	824,554
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	638,775
Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55%, 6/24/24	839,000	866,244
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	203,000	206,045

		19,697,307
Financials (6.8%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	795,000	786,232
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	648,000
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,266,742
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,096,000	1,179,965
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	865,000	868,468
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	1,485,000	1,465,215
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	1,655,000	1,705,852
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,707,740
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20	2,040,000	2,043,548
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	1,906,538
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	3,635,000	3,578,577
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,127,378
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	834,000	851,723
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	434,065
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	437,000	457,758
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22	975,000	982,420
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity	819,000	839,475
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21	3,180,000	3,174,728
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	1,340,000	1,320,627
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	845,000	835,838
Protective Life Global Funding 144A notes 2.262%, 4/8/20	780,000	773,607
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	532,000	543,970
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	1,748,000	1,678,080
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	1,510,000	1,483,640
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,215,000	2,217,494
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	925,000	913,628
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	803,000	805,515
VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23	6,345	6,853
Westpac Banking Corp. sr. unsec. unsub. notes 2.65%, 1/25/21 (Australia)	2,285,000	2,269,780

		37,873,456
Health care (2.0%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	1,883,000	1,946,551
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	801,000	839,048
Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21	765,000	776,475
HCA, Inc. company guaranty sr. notes 4.75%, 5/1/23	1,155,000	1,186,763
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21	505,000	515,100
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	1,560,000	1,545,863
Service Corp. International sr. unsec. notes 5.375%, 1/15/22	1,674,000	1,686,555
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	819,000	836,404
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20	765,000	790,092
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes zero %, 4/15/24 (Israel)	472,000	479,200
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	829,000	841,435

		11,443,486
Technology (1.8%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	2,130,000	2,190,276
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	4,336,000	4,307,441
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,619,507
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	895,000	908,246
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,190,000	1,106,700

		10,132,170
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	1,163,000	1,174,630
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	645,000	657,900
Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22	765,000	770,738
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	837,000	837,000
Energy Transfer LP company guaranty sr. notes 7.50%, 10/15/20	990,000	1,050,638
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	1,136,000	1,207,000
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	675,000	683,775

		6,381,681

Total corporate bonds and notes (cost $145,622,302)		$144,139,921

SENIOR LOANS (6.2%)(a)(c)
	Principal amount	Value
Basic materials (0.4%)
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.898%, 10/1/25	$1,000,000	$976,667
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 11/15/23	1,080,000	1,046,025

		2,022,692
Capital goods (0.8%)
Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.665%, 11/10/23	1,078,506	1,066,103
Berry Global Group, Inc. bank term loan FRN Ser. Q, (BBA LIBOR USD 3 Month + 2.00%), 4.516%, 10/1/22	698,719	687,365
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.272%, 3/31/24	670,324	655,055
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 5/31/25	595,672	573,521
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 3/28/25	416,738	392,949
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 5/30/25	252,944	246,146
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 6/9/23	935,064	912,596

		4,533,735
Communication services (1.1%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.759%, 1/15/26	1,000,000	960,417
Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 8/4/22	742,475	730,410
CenturyLink, Inc. bank term loan FRN Ser. B, 5.249%, 1/31/25	468,451	447,078
Charter Communications Operating, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.50%, 4/30/25	757,350	746,274
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.759%, 6/15/25	832,644	805,843
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 6.252%, 11/27/23	1,019,814	1,009,798
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 5.00%, 2/3/24	491,250	479,583
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.753%, 8/19/23	993,672	947,715

		6,127,118
Consumer cyclicals (1.7%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 2/28/25	1,607,850	1,567,403
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	452,435	435,845
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.813%, 4/17/24	649,930	641,806
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.269%, 10/4/23	1,039,092	1,020,537
Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.272%, 4/25/24	443,250	441,034
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 2.17%), 3.712%, 10/25/23	639,438	631,525
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 1/31/25	272,778	270,334
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 8/14/24	1,588,701	1,536,784
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.303%, 7/10/25	995,000	984,553
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 1/27/24	757,897	754,423
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 12/27/20	60,808	60,707
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 3/15/24	728,268	677,896
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.797%, 7/24/24	492,500	474,031

		9,496,878
Consumer staples (0.4%)
1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.749%, 2/17/24	982,500	964,078
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.957%, 6/21/24	738,750	708,092
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.749%, 2/14/21	409,575	390,120

		2,062,290
Energy (0.2%)
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 9.016%, 3/30/23	115,000	114,425
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.869%, 6/30/24	1,002,368	954,755

		1,069,180
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.503%, 12/22/24	634,773	622,176

		622,176
Health care (0.7%)
CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, (BBA LIBOR USD 3 Month + 3.25%), 5.957%, 1/27/21	1,117,449	1,096,497
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.657%, 1/31/25	491,250	484,118
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 5.022%, 8/18/22	1,027,725	1,006,742
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24	1,078,575	1,070,486
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.76%, 6/1/25	349,675	336,853

		3,994,696
Technology (0.4%)
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.519%, 7/10/22	589,503	587,071
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 2/1/22	426,541	423,342
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	777,098	719,787
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.093%, 4/29/23	461,513	449,975

		2,180,175
Utilities and power (0.4%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 1/15/25	801,900	784,258
Vistra Operations Co., LLC bank term loan FRN Class B2, (BBA LIBOR USD 3 Month + 2.25%), 4.749%, 12/14/23	748,092	736,403
Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.499%, 8/4/23	861,967	845,087

		2,365,748

Total senior loans (cost $34,472,151)		$34,474,688

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.4%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$385,000	$308,963
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		195,000	167,700
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		540,000	414,450
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,840,000	1,825,387
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		200,000	201,750
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		795,000	643,950
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		405,000	335,138
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,296,000	1,563,994
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	981,000	1,132,037
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	850,000	963,268
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	57,000	56,630
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	406,000	409,946
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	76,000	80,013
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	99,000	106,495
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	260,000	282,576
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,334,000	1,462,766
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	1,816,973	2,028,982
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	2,242,206	2,514,663
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	206,000	232,508
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	548,000	621,758
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	75,000	85,189
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	40,000	46,376
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	500,000	539,799
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$585,000	639,113
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	312,750
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,273,875
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		755,000	672,894
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,291,000	1,356,228
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	461,025
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		1,200,000	1,167,000
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		565,000	522,625
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		200,000	196,939
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		1,980,000	2,027,025
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		431,000	135,765

Total foreign government and agency bonds and notes (cost $23,044,708)			$24,789,577

ASSET-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.31%, 11/25/50	$1,227,000	$1,227,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.36%, 11/25/51	1,585,000	1,585,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.379%, 4/24/19	3,452,000	3,452,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.219%, 2/24/20	3,338,000	3,338,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 9/24/19	4,594,000	4,594,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 7/24/19	2,717,000	2,717,000

Total asset-backed securities (cost $16,913,000)		$16,913,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$5,212,600	$510,939
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		5,212,600	423,420
Citibank, N.A.
2.68/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.68		51,876,600	312,816
(2.84)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.84		51,876,600	32,163
(2.70)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.70		21,535,400	11,844
2.50/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.50		21,535,400	215
Goldman Sachs International
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		32,821,400	125,706
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	33,536,800	110,552
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		$32,821,400	81,069
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	33,536,800	58,731
(2.69)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.69		$21,535,400	36,826
2.49/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.49		21,535,400	2,369
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		32,821,400	985
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		32,821,400	33
(1.523)/6 month EUR-EURIBOR-Reuters/Feb-49	Feb-19/1.523	EUR	4,250,700	5
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		$16,410,700	990,713
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	10,899,000	724,548
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	4,348,000	620,448
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$13,128,600	557,834
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		16,410,700	322,470
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	289,596
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	283,074
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	225,360
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	220,044
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		13,128,600	82,448
(1.516)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.516	GBP	11,668,800	79,738
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$32,821,400	19,365
(1.545)/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.545	GBP	8,501,500	6,356
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		$3,450,300	413,277
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	413,139
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		78,910,100	321,953
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		32,821,400	19,036
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098		19,692,800	197
NatWest Markets PLC
(1.52)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.52	GBP	8,501,500	56,645

Total purchased swap options outstanding (cost $7,629,067)				$7,353,914

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$11,979,171	GBP	9,133,250	$159,874
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.16	36,000,000		$36,000,000	180,180
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	11,033,400		11,033,400	11,993
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/$97.11	10,000,000		10,000,000	342,910
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	10,000,000		10,000,000	327,280
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	10,000,000		10,000,000	311,660
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.41	11,000,000		11,000,000	234,564
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.56	11,000,000		11,000,000	217,382
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.72	11,000,000		11,000,000	200,200
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	21,000,000		21,000,000	21

Total purchased options outstanding (cost $1,357,702)					$1,986,106

COMMON STOCKS (—%)(a)
	Shares	Value
Caesars Entertainment Corp.(NON)	876	$8,007

Total common stocks (cost $10,819)		$8,007

SHORT-TERM INVESTMENTS (22.1%)(a)
		Principal amount/ shares	Value
AbbVie, Inc. commercial paper 2.714%, 2/5/19		$2,750,000	$2,748,994
American Electric Power Co., Inc. commercial paper 2.948%, 2/4/19		2,750,000	2,749,166
Arrow Electronics, Inc. commercial paper 3.159%, 2/14/19		2,750,000	2,746,736
Bell Canada, Inc. commercial paper 2.807%, 2/7/19		2,750,000	2,748,583
Cabot Corp. commercial paper 2.783%, 2/13/19		2,750,000	2,747,229
Canadian Natural Resources, Ltd. commercial paper 2.807%, 2/25/19		2,000,000	1,995,949
Dollar General Corp. commercial paper 2.867%, 2/1/19		2,750,000	2,749,793
Enbridge US, Inc. commercial paper 3.260%, 2/12/19		1,750,000	1,748,374
FMC Corp. commercial paper 2.950%, 2/1/19		2,750,000	2,749,793
National Grid USA commercial paper 3.124%, 4/9/19		2,750,000	2,734,567
NextEra Energy Capital Holdings, Inc. commercial paper 2.863%, 3/29/19		2,750,000	2,737,181
Puget Sound Energy, Inc. commercial paper 2.807%, 2/27/19		2,500,000	2,494,671
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	63,255,387	63,255,387
Rogers Communications, Inc. commercial paper 2.847%, 2/5/19		$2,750,000	2,748,955
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(P)	Shares	30,000	30,000
Tyco International Holding SA commercial paper 2.741%, 2/5/19		$2,750,000	2,748,950
Tyson Foods, Inc. commercial paper 2.795%, 2/5/19		2,750,000	2,748,950
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		3,081,000	3,054,068
U.S. Treasury Bills 2.533%, 6/6/19(SEG)(SEGSF)(SEGCCS)		1,453,000	1,440,985
U.S. Treasury Bills 2.528%, 6/20/19(SEG)(SEGSF)(SEGCCS)		1,166,000	1,155,274
U.S. Treasury Bills 2.455%, 5/16/19(SEGSF)(SEGCCS)		667,000	662,409
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)(SEGCCS)		2,267,000	2,256,740
U.S. Treasury Bills 2.398%, 2/21/19(SEGCCS)		101,000	100,869
U.S. Treasury Bills 2.387%, 3/7/19(SEGSF)(SEGCCS)		1,472,000	1,468,733
U.S. Treasury Bills 2.376%, 2/14/19(SEGSF)(SEGCCS)(SEGTBA)		4,512,000	4,508,236
U.S. Treasury Bills 2.352%, 2/7/19(SEGSF)		1,613,000	1,612,390
U.S. Treasury Bills 2.393%, 3/14/19(SEGCCS)		466,000	464,755
Walgreens Boots Alliance, Inc. commercial paper 2.701%, 2/1/19		2,000,000	1,999,850
Westar Energy, Inc. commercial paper 2.853%, 2/12/19		2,750,000	2,747,445

Total short-term investments (cost $123,955,624)			$123,955,032
TOTAL INVESTMENTS

Total investments (cost $733,931,763)			$728,447,304

	FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $164,937,850) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Sell	4/2/19	$16,796	$6,538	$(10,258)
		Canadian Dollar	Sell	4/17/19	48,261	48,268	7
		Euro	Sell	3/20/19	5,603,973	5,607,968	3,995
		Japanese Yen	Buy	2/20/19	741,459	714,361	27,098
		Japanese Yen	Sell	2/20/19	741,459	738,941	(2,518)
		New Zealand Dollar	Buy	4/17/19	1,422,977	1,399,233	23,744
		Norwegian Krone	Buy	3/20/19	4,380,982	4,330,870	50,112
		South Korean Won	Buy	2/20/19	1,439,459	1,441,148	(1,689)
		South Korean Won	Sell	2/20/19	1,439,459	1,406,906	(32,553)
		Swedish Krona	Sell	3/20/19	269,550	272,157	2,607
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	967,610	933,987	33,623
		British Pound	Buy	3/20/19	4,864	19,239	(14,375)
		Canadian Dollar	Sell	4/17/19	1,410,257	1,395,084	(15,173)
		Euro	Sell	3/20/19	2,696,341	2,688,252	(8,089)
		Hong Kong Dollar	Sell	2/20/19	98,643	99,124	481
		Japanese Yen	Sell	2/20/19	1,395,283	1,386,277	(9,006)
		Norwegian Krone	Buy	3/20/19	3,034,424	3,029,881	4,543
		Singapore Dollar	Buy	2/20/19	1,439,472	1,413,808	25,664
		Singapore Dollar	Sell	2/20/19	1,439,472	1,415,099	(24,373)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	1,446,176	1,394,217	51,959
		British Pound	Sell	3/20/19	1,405,289	1,409,747	4,458
		Canadian Dollar	Buy	4/17/19	4,499	1,819	2,680
		Euro	Sell	3/20/19	1,884,268	1,883,440	(828)
		Japanese Yen	Sell	2/20/19	2,847,478	2,818,654	(28,824)
		Norwegian Krone	Sell	3/20/19	740,864	715,059	(25,805)
		South Korean Won	Buy	2/20/19	1,426,907	1,410,518	16,389
		South Korean Won	Sell	2/20/19	1,426,907	1,422,615	(4,292)
		Swedish Krona	Buy	3/20/19	1,686	1,692	(6)
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	1,423,183	1,408,090	15,093
		Euro	Sell	3/20/19	3,277,822	3,257,761	(20,061)
		Japanese Yen	Sell	2/20/19	725,373	700,746	(24,627)
		Swedish Krona	Buy	3/20/19	24,067	24,138	(71)
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	1,406,593	1,374,079	32,514
		Brazilian Real	Sell	4/2/19	124,421	69,932	(54,489)
		British Pound	Sell	3/20/19	1,145,528	1,116,840	(28,688)
		Euro	Sell	3/20/19	3,004,603	3,002,804	(1,799)
		Japanese Yen	Sell	2/20/19	656,523	651,038	(5,485)
		New Taiwan Dollar	Buy	2/20/19	1,419,954	1,428,122	(8,168)
		New Taiwan Dollar	Sell	2/20/19	1,419,954	1,415,789	(4,165)
		New Zealand Dollar	Buy	4/17/19	2,398,993	2,382,374	16,619
		Norwegian Krone	Buy	3/20/19	10,445,547	10,370,926	74,621
		South African Rand	Buy	4/17/19	131,514	121,077	10,437
		Swedish Krona	Sell	3/20/19	2,373,838	2,409,504	35,666
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	1,416,925	1,390,248	26,677
		Australian Dollar	Sell	4/17/19	1,415,470	1,390,339	(25,131)
		British Pound	Buy	3/20/19	2,898,524	2,810,750	87,774
		Chinese Yuan (Offshore)	Buy	2/20/19	925,555	889,287	36,268
		Euro	Sell	3/20/19	6,057,805	6,041,224	(16,581)
		Japanese Yen	Sell	2/20/19	1,072,474	1,017,021	(55,453)
		Mexican Peso	Buy	4/17/19	74,018	66,690	7,328
		New Zealand Dollar	Buy	4/17/19	1,411,417	1,393,850	17,567
		Norwegian Krone	Buy	3/20/19	3,700,616	3,706,637	(6,021)
		Swedish Krona	Buy	3/20/19	686,952	689,513	(2,561)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	2,621,600	2,557,606	63,994
		British Pound	Buy	3/20/19	2,307,488	2,243,998	63,490
		Canadian Dollar	Sell	4/17/19	1,708,975	1,655,541	(53,434)
		Euro	Sell	3/20/19	6,224,060	6,227,034	2,974
		Japanese Yen	Sell	2/20/19	1,334,502	1,356,318	21,816
		Norwegian Krone	Buy	3/20/19	7,946,109	7,923,162	22,947
		Singapore Dollar	Buy	2/20/19	1,442,890	1,419,407	23,483
		Singapore Dollar	Sell	2/20/19	1,442,890	1,407,050	(35,840)
		Swedish Krona	Sell	3/20/19	3,362,392	3,422,930	60,538
		Swiss Franc	Buy	3/20/19	171,275	171,852	(577)
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	3,625,955	3,519,783	106,172
		British Pound	Buy	3/20/19	1,430,398	1,390,083	40,315
		Canadian Dollar	Sell	4/17/19	1,410,257	1,395,098	(15,159)
		Euro	Sell	3/20/19	794,954	803,780	8,826
		Japanese Yen	Sell	2/20/19	726,229	707,965	(18,264)
		Norwegian Krone	Sell	3/20/19	739,818	682,618	(57,200)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	650,580	614,980	35,600
		British Pound	Buy	3/20/19	2,028,664	1,997,527	31,137
		Canadian Dollar	Sell	4/17/19	5,480,462	5,308,580	(171,882)
		Euro	Sell	3/20/19	5,570,652	5,562,824	(7,828)
		Japanese Yen	Sell	2/20/19	1,994,763	1,988,353	(6,410)
		New Zealand Dollar	Buy	4/17/19	706,124	707,707	(1,583)
		Norwegian Krone	Buy	3/20/19	2,984,332	2,997,719	(13,387)
		Swedish Krona	Sell	3/20/19	600,167	613,675	13,508
	UBS AG
		British Pound	Sell	3/20/19	1,409,496	1,374,176	(35,320)
		Canadian Dollar	Sell	4/17/19	1,410,257	1,395,084	(15,173)
		Euro	Sell	3/20/19	5,571,114	5,567,934	(3,180)
		Japanese Yen	Sell	2/20/19	2,793,638	2,792,685	(953)
		Norwegian Krone	Buy	3/20/19	2,653,463	2,648,452	5,011
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	1,407,612	1,395,709	11,903
		Canadian Dollar	Sell	4/17/19	7,014	6,943	(71)
		Euro	Sell	3/20/19	3,142,823	3,138,822	(4,001)
		New Zealand Dollar	Buy	4/17/19	1,434,814	1,408,774	26,040

	Unrealized appreciation						1,145,678

	Unrealized (depreciation)						(871,351)

	Total						$274,327
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-OAT 10 yr (Short)	9	$1,575,290	$1,575,289	Mar-19	$(19,286)
Euro-Schatz 2 yr (Short)	85	10,884,431	10,884,426	Mar-19	4,170
U.K. Gilt 10 yr (Short)	14	2,268,307	2,268,306	Mar-19	(210)
U.S. Treasury Note 2 yr (Long)	99	21,020,484	21,020,484	Mar-19	106,927
U.S. Treasury Note 5 yr (Short)	158	18,147,781	18,147,781	Mar-19	(227,067)
U.S. Treasury Note Ultra 10 yr (Long)	49	6,403,688	6,403,688	Mar-19	166,090

Unrealized appreciation					277,187

Unrealized (depreciation)					(246,563)

Total					$30,624

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/19 (premiums $5,217,814) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(2.60)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60		$10,767,700	$3,661
2.76/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76		25,938,300	45,133
2.60/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60		10,767,700	59,438
(2.76)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76		25,938,300	278,318
Goldman Sachs International
0.389/6 month EUR-EURIBOR-Reuters/Feb-24	Feb-19/0.389	EUR	21,253,700	243
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		$32,821,400	656
(2.59)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59		10,767,700	9,906
2.59/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59		10,767,700	75,051
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	33,536,800	170,819
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		$32,821,400	205,790
JPMorgan Chase Bank N.A.
1.71/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.71	GBP	17,003,000	669
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14		$13,624,000	954
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		65,642,800	9,846
1.361/3 month GBP-LIBOR-BBA/Apr-24	Apr-19/1.361	GBP	11,342,100	36,893
1.628/3 month GBP-LIBOR-BBA/Apr-49	Apr-19/1.628	GBP	2,240,400	39,082
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$16,410,700	78,279
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		16,410,700	311,803
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		16,410,700	594,067
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		16,410,700	1,030,758
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	11,912,000	1,233,238
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$65,642,800	10,503
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		78,910,100	94,692
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		78,910,100	186,228
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,450,300	346,341
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,450,300	346,686
NatWest Markets PLC
1.668/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.668	GBP	17,003,000	43,041

Total				$5,212,095

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $1,250,965) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$17,968,723	GBP	13,699,850	$25,103
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.53	36,000,000		$36,000,000	119,736
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.91	36,000,000		36,000,000	76,032
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	11,033,400		11,033,400	3,133
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/$97.57	10,000,000		10,000,000	297,210
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	10,000,000		10,000,000	281,590
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	10,000,000		10,000,000	265,970
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	10,000,000		10,000,000	251,520
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	10,000,000		10,000,000	235,890
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	10,000,000		10,000,000	220,270
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.79	11,000,000		11,000,000	192,467
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.95	11,000,000		11,000,000	175,274
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.10	11,000,000		11,000,000	158,092
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.17	11,000,000		11,000,000	150,359
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.33	11,000,000		11,000,000	133,199
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.48	11,000,000		11,000,000	116,061
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	21,000,000		21,000,000	21
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	21,000,000		21,000,000	21

Total					$2,702,032

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$8,687,600	$(339,685)	$(20,155)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		8,687,600	(339,685)	(85,833)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	45,640
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(31,796)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		$8,205,400	(46,771)	85,090
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		8,205,400	(41,027)	38,812
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(380)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		8,687,600	(339,685)	(21,545)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(32,637)
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		8,205,400	(41,027)	(37,335)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		8,205,400	(46,771)	(45,622)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		8,687,600	(339,685)	(84,704)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		8,205,400	84,516	80,905
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		8,205,400	84,516	(125,132)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,709,900	(137,048)	6,703
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,709,900	(118,496)	4,155
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(8,861)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP	3,945,500	(17,172)	(17,388)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		$1,709,900	(155,601)	(19,459)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,709,900	(137,048)	(20,536)
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP	3,945,500	(21,163)	(21,528)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$1,042,500	(131,616)	(21,997)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP	7,891,000	(28,898)	(29,083)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP	7,891,000	(41,047)	(41,606)
3.215/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		$4,200,800	488,763	140,139
(3.215)/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		4,200,800	488,763	(143,667)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	62,717
(2.486)/3 month USD-LIBOR-BBA/Jan-22 (Purchased)	Jan-20/2.486		$46,247,300	(221,987)	5,550
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(110,090)	205
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(98,832)	(1,864)
2.486/3 month USD-LIBOR-BBA/Jan-22 (Purchased)	Jan-20/2.486		46,247,300	(221,987)	(3,237)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(9,764)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	(39,593)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(44,323)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(250,101)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		5,212,600	(727,809)	(251,457)
(2.486)/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-22/2.486		46,247,300	445,130	4,162
2.486/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-22/2.486		46,247,300	445,130	(4,162)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	65,308
3.00/3 month USD-LIBOR-BBA/Feb-73 (Purchased)	Feb-48/3.00		3,450,300	(419,902)	(759)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(4,391)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	(25,865)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(57,223)
(3.00)/3 month USD-LIBOR-BBA/Jan-49 (Written)	Jan-25/3.00		3,450,300	360,556	5,279
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	2,333,800	(407,830)	90,930
(1.72)/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	2,333,800	(407,830)	(75,998)

Unrealized appreciation					635,595

Unrealized (depreciation)					(1,578,001)

Total					$(942,406)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/19 (proceeds receivable $42,117,148) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 2/1/49	$6,000,000	2/13/19	$6,236,719
Federal National Mortgage Association, 3.50%, 2/1/49	26,000,000	2/13/19	26,042,655
Federal National Mortgage Association, 3.00%, 2/1/49	10,000,000	2/13/19	9,825,000

Total			$42,104,374

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$30,121,000	$31,868		$68,713	1/16/21	3 month USD-LIBOR-BBA — Quarterly	2.663% — Semiannually	$96,801
		14,592,400	142,334		(138)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	240,801
		4,995,000	81,593	(E)	(56)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	81,537
		5,929,000	80,919	(E)	(67)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	80,852
		42,344,000	20,198		(102)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	244,488
		105,860,000	49,119		(256)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	630,455
		21,172,000	9,676		(51)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(12,922)
		2,637,000	282,473		(90)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	286,385
		12,970,000	559,668		(172)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(570,802)
		19,049,300	738,103		108,963	1/7/29	3.0975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(631,502)
		38,098,600	1,274,246		(145,280)	1/7/29	3 month USD-LIBOR-BBA — Quarterly	3.0375% — Semiannually	1,132,167
		16,410,700	588,258		(232)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(590,496)
		9,058,700	330,443	(E)	(128)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	330,315
		24,616,100	393,341		(39,712)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.84% — Semiannually	352,279
		16,410,700	454,478		81,836	1/11/29	2.9725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(372,949)
		16,410,700	280,344		(37,962)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.8525% — Semiannually	241,595
		16,410,700	367,403		(49,450)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.9125% — Semiannually	317,713
		24,616,100	709,534		154,879	1/15/29	2.985% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(554,912)
		24,616,100	426,203		(59,841)	1/15/29	3 month USD-LIBOR-BBA — Quarterly	2.855% — Semiannually	365,197
		24,616,100	567,869		(106,480)	1/15/29	3 month USD-LIBOR-BBA — Quarterly	2.92% — Semiannually	460,935
		43,070,800	841,862		(156,775)	1/16/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	683,576
		21,535,400	544,716		126,055	1/24/20	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(417,692)
		43,070,800	841,087		(158,497)	1/24/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	680,108
		21,535,400	544,867		126,055	1/16/29	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(418,639)
		49,232,100	82,464		(24,735)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	55,171
		49,232,100	114,022	(E)	23,446	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(90,576)
		27,000	890		(445)	12/20/28	3 month USD-LIBOR-BBA — Quarterly	2.9585% — Semiannually	445
		656,500	20,445	(E)	(13,813)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	6,632
		32,410,000	539,108	(E)	246,968	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(292,141)
		281,553,500	3,621,623	(E)	1,883,865	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,737,757)
		342,281,700	1,102,489	(E)	628,874	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(473,615)
		38,607,000	316,114	(E)	(79,528)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(395,642)
		22,719,000	478,394	(E)	(96,098)	3/20/29	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	382,296
		13,624,000	169,265		(63,230)	1/14/29	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	104,996
		27,000	890		(1)	12/20/48	2.9585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(892)
		8,140,000	69,092		(108)	1/3/29	2.755% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,232)
		10,432,000	17,661		(138)	1/4/29	2.67785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,082)
		7,036,000	34,188		(93)	1/7/29	2.604% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,537
		7,762,000	29,666		(103)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.61591% — Semiannually	(31,306)
		7,762,000	28,238		(103)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.618% — Semiannually	(29,867)
		1,651,000	11,742		(22)	1/14/29	2.74% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,591)
		5,661,500	35,118		(75)	1/15/29	2.7295% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,610)
		9,276,000	16,010		(35)	1/16/21	2.698% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,016)
		4,976,000	20,476		(40)	1/16/24	2.6175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,798)
		24,951,000	25,799	(E)	(94)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75299% — Semiannually	25,705
		24,951,000	25,250	(E)	(94)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75072% — Semiannually	25,156
	AUD	6,173,000	58,364		(19)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(61,277)
	AUD	6,173,000	62,856		(19)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(65,587)
	AUD	7,540,000	160,358	(E)	(65)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(160,423)
	AUD	61,191,000	411,438	(E)	25,779	3/20/24	2.35% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(385,658)
	AUD	10,000	135	(E)	(21)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.70% — Semiannually	115
	CAD	6,054,000	30,345		(19)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(32,517)
	CAD	6,054,000	25,300		(19)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(26,915)
	CAD	22,390,000	135,538	(E)	22,137	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(113,401)
	CAD	11,066,000	101,274	(E)	(31,582)	3/20/29	3 month CAD-BA-CDOR — Semiannually	2.55% — Semiannually	69,692
	CHF	13,253,000	46,804	(E)	(52)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(46,856)
	CHF	8,868,000	36,481	(E)	(2,925)	3/20/24	—	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(39,406)
	CHF	13,763,000	160,514	(E)	47,079	3/20/29	6 month CHF-LIBOR-BBA — Semiannually	0.35% — Annually	207,593
	EUR	6,379,000	16,684	(E)	(25)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(16,709)
	EUR	6,379,000	18,173	(E)	(25)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(18,198)
	EUR	15,267,000	153,427		(134)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(192,000)
	EUR	4,398,000	161,585	(E)	(37)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(161,622)
	EUR	7,417,000	122,317		(73)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	123,311
	EUR	1,905,000	79,308		(31)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(79,865)
	EUR	9,209,000	8,464		(42)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(8,774)
	EUR	9,263,000	10,125		(43)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(10,272)
	EUR	7,453,000	144,894		(75)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	145,036
	EUR	1,910,000	83,831		(32)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(83,952)
	EUR	23,228,400	519,381		(269)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(663,118)
	EUR	3,996,000	175,374	(E)	(55)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(175,429)
	EUR	11,896,000	47,207	(E)	(52)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	47,155
	EUR	2,949,000	4,010		(13)	10/23/20	—	0.119% plus 6 month EUR-EURIBOR-REUTERS — Annually	(5,404)
	EUR	2,372,000	36,932		(22)	10/23/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.385% — Annually	41,726
	EUR	608,000	24,674		(9)	10/23/28	1.009% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(27,094)
	EUR	61,657,000	511,369	(E)	(12,102)	3/20/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.30% — Annually	499,267
	EUR	56,051,000	1,320,587	(E)	(25,953)	3/20/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.90% — Annually	1,294,633
	GBP	2,903,000	114,083	(E)	(54)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(114,137)
	GBP	13,203,000	25,473		(41)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(33,603)
	GBP	2,641,000	79,515	(E)	(32)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(79,547)
	GBP	13,203,000	28,348		16,393	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(15,606)
	GBP	12,297,000	108,385	(E)	(42,279)	3/20/24	6 month GBP-LIBOR-BBA — Semiannually	1.40% — Semiannually	66,107
	GBP	13,652,000	216,626	(E)	(86,319)	3/20/29	6 month GBP-LIBOR-BBA — Semiannually	1.55% — Semiannually	130,307
	GBP	913,900	10,511	(E)	(17)	4/16/29	1.52% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(10,528)
	HKD	334,012,000	12,855		(81)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(14,370)
	HKD	83,630,000	4,497		(26)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(4,964)
	HKD	334,520,000	18,118		(102)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(19,994)
	HKD	417,938,000	25,831		(128)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(28,147)
	HKD	167,260,000	11,041		(51)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(11,602)
	JPY	726,000,000	27,374		(26)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	28,103
	JPY	364,000,000	54,491		(24)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(55,693)
	JPY	726,000,000	39,218		(53)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	39,550
	JPY	364,000,000	76,359		(43)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(76,952)
	JPY	726,000,000	43,697		(55)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	47,200
	JPY	364,000,000	76,526		(45)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(81,644)
	MXN	16,160,000	8,351		(10)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	8,480
	MXN	65,960,000	49,402		(28)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(50,859)
	NOK	276,828,000	30,886	(E)	(37,421)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(68,308)
	NOK	16,644,000	15,079	(E)	2,489	3/20/29	6 month NOK-NIBOR-NIBR — Semiannually	2.15% — Annually	17,568
	NZD	38,549,000	303,061	(E)	(15,014)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(318,075)
	NZD	41,000	537	(E)	68	3/20/29	3 month NZD-BBR-FRA — Quarterly	2.75% — Semiannually	605
	SEK	92,865,000	12,398		(25)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	7,047
	SEK	19,026,000	43,999		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	51,411
	SEK	92,865,000	12,480		(25)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	7,152
	SEK	19,026,000	44,897		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	52,332
	SEK	92,865,000	10,520		(25)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,708
	SEK	19,026,000	50,135		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	57,618
	SEK	19,026,000	49,685		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	57,157
	SEK	92,865,000	11,125		(25)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	5,481
	SEK	19,043,000	79,082		(31)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	79,956
	SEK	73,397,000	98,289		(74)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(100,708)
	SEK	90,725,000	3,409		(42)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	(1,917)
	SEK	89,360,000	2,726		(43)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	(2,748)
	SEK	72,353,000	116,386		(74)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(116,644)
	SEK	18,844,000	86,384		(32)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	86,441
	SEK	26,399,000	45,721		(27)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(69,950)
	SEK	30,620,000	660		(13)	10/23/20	3 month SEK-STIBOR-SIDE — Quarterly	0.035% — Annually	1,038
	SEK	24,950,000	34,503		(22)	10/23/23	0.6625% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(39,561)
	SEK	6,351,000	23,268		(9)	10/23/28	3 month SEK-STIBOR-SIDE — Quarterly	1.325% — Annually	25,808
	SEK	274,425,000	130,929	(E)	(45,941)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(176,869)
	SEK	163,000	218	(E)	56	3/20/29	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	274

	Total				$2,227,577				$(589,929)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$89,589	$86,726		$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(2,021)
Barclays Bank PLC
3,631,647	3,641,597		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	12,346
877,356	879,760		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,983
682,750	684,620		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,321
1,166,080	1,168,172		—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	3,113
644,924	646,081		—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,722
509,222	510,135		—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,359
26,020,278	26,050,738		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	58,417
3,192,444	3,195,259		—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,280
67,111	67,210		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	171
1,902,537	1,901,193		—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,447)
7,281,157	7,270,204		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(739)
45,459	44,912		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(118)
88,383	86,923		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(597)
56,056	55,130		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(379)
127,695	125,853		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(397)
97,368	96,236		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(25)
27,963	27,639		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7)
Citibank, N.A.
550,877	551,522		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,237
457,227	457,762		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,027
Credit Suisse International
658,354	659,124		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,478
864,126	849,847		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(5,840)
1,934,463	1,931,553		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(196)
215,966	210,593		—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,626)
83,233	81,496		—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,063)
778,467	751,702		—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,158)
382,999	370,172		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	8,941
407,558	393,908		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,515
388,338	381,922		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,624)
Goldman Sachs International
3,217,210	3,220,976		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,223
109,716	109,551		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
292,588	292,147		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(30)
679,287	678,265		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(69)
1,808,142	1,805,422		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(184)
2,477,015	2,473,289		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(251)
284,796	281,847		—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	856
45,459	44,912		—	1/12/40	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	118
89,589	86,726		—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	2,021
522,035	504,551		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	12,187
796,799	785,309		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,478)
571,917	563,670		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,779)
317,124	312,551		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(986)
10,645	10,491		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(33)
389,281	384,757		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(101)
355,216	351,088		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(93)
344,182	340,183		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(90)
274,019	270,835		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(71)
117,568	116,202		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(31)
JPMorgan Chase Bank N.A.
522,070	504,585		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	12,188
JPMorgan Securities LLC
910,072	895,035		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	6,150
83,233	81,496		—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,063
215,966	210,593		—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,626
390,237	376,820		—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,105)
1,168,705	1,128,522		—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	30,263

Upfront premium received			—	Unrealized appreciation			186,605

Upfront premium (paid)			—	Unrealized (depreciation)			(55,549)

		Total	$—			Total	$131,056

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	9,778,000	$325,684	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$325,686
EUR	6,111,000	190,653	(147)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	190,506
EUR	4,889,000	173,782	(118)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	173,664
EUR	3,667,000	110,824	(88)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	110,736
EUR	3,667,000	43,240	(48)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(43,288)
EUR	4,889,000	71,175	(63)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(71,238)
EUR	6,111,000	77,836	(79)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(77,915)
EUR	9,778,000	115,512	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(115,512)
EUR	7,984,000	143,730	(93)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(143,824)
EUR	7,984,000	145,549	(93)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(145,642)
EUR	7,984,000	146,161	(94)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(146,255)
EUR	7,984,000	146,764	(94)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(146,858)
GBP	4,896,000	161,882	(105)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	161,777
GBP	1,371,000	11,410	(32)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(11,442)
GBP	3,819,000	22,621	(88)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(22,709)
GBP	2,938,000	30,019	(68)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(30,088)
GBP	5,484,000	87,163	(130)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(87,292)
	$4,400,000	60,680	(48)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	60,633
	4,400,000	60,377	(48)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	60,329
	4,547,000	18,956	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	18,956
	3,952,000	11,425	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	11,425
	3,952,000	9,651	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	9,651
	4,547,000	3,110	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(3,110)
	4,400,000	23,712	(27)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(23,738)
	4,400,000	26,035	(27)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(26,062)

Total			$(1,490)				$28,390

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$11,962	$175,000	$23,153	5/11/63	300 bp — Monthly	$(11,089)
	CMBX NA BBB-.6 Index	BBB-/P	22,719	377,000	49,877	5/11/63	300 bp — Monthly	(26,938)
	CMBX NA BBB-.6 Index	BBB-/P	46,609	755,000	99,887	5/11/63	300 bp — Monthly	(52,837)
	CMBX NA BBB-.6 Index	BBB-/P	44,403	779,000	103,062	5/11/63	300 bp — Monthly	(58,204)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	92	118,000	2,655	5/11/63	200 bp — Monthly	(2,517)
	CMBX NA A.6 Index	A/P	137	118,000	2,655	5/11/63	200 bp — Monthly	(2,472)
	CMBX NA A.6 Index	A/P	(47)	120,000	2,700	5/11/63	200 bp — Monthly	(2,700)
	CMBX NA A.6 Index	A/P	324	209,000	4,703	5/11/63	200 bp — Monthly	(4,297)
	CMBX NA A.6 Index	A/P	4,761	1,034,000	23,265	5/11/63	200 bp — Monthly	(18,102)
	CMBX NA BB.6 Index	BB/P	149,402	607,000	145,801	5/11/63	500 bp — Monthly	4,190
	CMBX NA BB.7 Index	BB/P	18,190	131,000	17,737	1/17/47	500 bp — Monthly	580
	CMBX NA BB.7 Index	BB/P	32,647	254,000	34,392	1/17/47	500 bp — Monthly	(1,497)
	CMBX NA BBB-.6 Index	BBB-/P	1,878	19,000	2,514	5/11/63	300 bp — Monthly	(624)
	CMBX NA BBB-.6 Index	BBB-/P	5,163	50,000	6,615	5/11/63	300 bp — Monthly	(1,423)
	CMBX NA BBB-.6 Index	BBB-/P	10,699	109,000	14,421	5/11/63	300 bp — Monthly	(3,658)
	CMBX NA BBB-.6 Index	BBB-/P	14,521	132,000	17,464	5/11/63	300 bp — Monthly	(2,866)
	CMBX NA BBB-.6 Index	BBB-/P	21,891	199,000	26,328	5/11/63	300 bp — Monthly	(4,321)
	CMBX NA BBB-.6 Index	BBB-/P	26,603	202,000	26,725	5/11/63	300 bp — Monthly	(3)
	CMBX NA BBB-.6 Index	BBB-/P	29,342	206,000	27,254	5/11/63	300 bp — Monthly	2,208
	CMBX NA BBB-.6 Index	BBB-/P	24,712	216,000	28,577	5/11/63	300 bp — Monthly	(3,739)
	CMBX NA BBB-.6 Index	BBB-/P	26,477	240,000	31,752	5/11/63	300 bp — Monthly	(5,135)
	CMBX NA BBB-.6 Index	BBB-/P	49,892	432,000	57,154	5/11/63	300 bp — Monthly	(7,009)
	CMBX NA BBB-.6 Index	BBB-/P	51,049	456,000	60,329	5/11/63	300 bp — Monthly	(9,013)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	9,148	59,000	7,806	5/11/63	300 bp — Monthly	1,376
	CMBX NA BBB-.6 Index	BBB-/P	10,620	76,000	10,055	5/11/63	300 bp — Monthly	610
	CMBX NA A.6 Index	A/P	8,587	380,000	8,550	5/11/63	200 bp — Monthly	184
	CMBX NA A.6 Index	A/P	37,454	738,000	16,605	5/11/63	200 bp — Monthly	21,136
	CMBX NA A.6 Index	A/P	1,659	1,071,000	24,098	5/11/63	200 bp — Monthly	(22,022)
	CMBX NA A.6 Index	A/P	4,472	2,315,000	52,088	5/11/63	200 bp — Monthly	(46,715)
	CMBX NA BB.7 Index	BB/P	27,822	208,000	28,163	1/17/47	500 bp — Monthly	(341)
	CMBX NA BBB-.6 Index	BBB-/P	403	3,000	397	5/11/63	300 bp — Monthly	7
	CMBX NA BBB-.6 Index	BBB-/P	6,203	62,000	8,203	5/11/63	300 bp — Monthly	(1,963)
	CMBX NA BBB-.6 Index	BBB-/P	8,101	72,000	9,526	5/11/63	300 bp — Monthly	(1,382)
	CMBX NA BBB-.6 Index	BBB-/P	13,202	78,000	10,319	5/11/63	300 bp — Monthly	2,928
	CMBX NA BBB-.6 Index	BBB-/P	13,812	125,000	16,538	5/11/63	300 bp — Monthly	(2,653)
	CMBX NA BBB-.6 Index	BBB-/P	16,222	145,000	19,184	5/11/63	300 bp — Monthly	(2,877)
	CMBX NA BBB-.6 Index	BBB-/P	17,237	156,000	20,639	5/11/63	300 bp — Monthly	(3,311)
	CMBX NA BBB-.6 Index	BBB-/P	32,799	259,000	34,266	5/11/63	300 bp — Monthly	(1,315)
	CMBX NA BBB-.6 Index	BBB-/P	30,945	270,000	35,721	5/11/63	300 bp — Monthly	(4,618)
	CMBX NA BBB-.6 Index	BBB-/P	30,455	277,000	36,647	5/11/63	300 bp — Monthly	(6,030)
	CMBX NA BBB-.6 Index	BBB-/P	46,806	408,000	53,978	5/11/63	300 bp — Monthly	(6,934)
	CMBX NA BBB-.6 Index	BBB-/P	67,594	448,000	59,270	5/11/63	300 bp — Monthly	8,585
	CMBX NA BBB-.6 Index	BBB-/P	99,384	724,000	95,785	5/11/63	300 bp — Monthly	4,021
	CMBX NA BBB-.6 Index	BBB-/P	89,591	752,000	99,490	5/11/63	300 bp — Monthly	(9,460)
	CMBX NA BBB-.6 Index	BBB-/P	168,833	1,119,000	148,044	5/11/63	300 bp — Monthly	21,442
	CMBX NA BBB-.6 Index	BBB-/P	1,212,485	11,340,000	1,500,282	5/11/63	300 bp — Monthly	(281,189)
	CMBX NA BBB-.7 Index	BBB-/P	235,271	3,183,000	167,426	1/17/47	300 bp — Monthly	69,702
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,528	99,000	2,228	5/11/63	200 bp — Monthly	3,339
	CMBX NA A.6 Index	A/P	5,694	246,000	5,535	5/11/63	200 bp — Monthly	255
	CMBX NA BBB-.6 Index	BBB-/P	334	3,000	397	5/11/63	300 bp — Monthly	(61)
	CMBX NA BBB-.6 Index	BBB-/P	332	4,000	529	5/11/63	300 bp — Monthly	(195)
	CMBX NA BBB-.6 Index	BBB-/P	1,785	16,000	2,117	5/11/63	300 bp — Monthly	(322)
	CMBX NA BBB-.6 Index	BBB-/P	5,354	62,000	8,203	5/11/63	300 bp — Monthly	(2,813)
	CMBX NA BBB-.6 Index	BBB-/P	12,793	87,000	11,510	5/11/63	300 bp — Monthly	1,333
	CMBX NA BBB-.6 Index	BBB-/P	4,631	95,000	12,569	5/11/63	300 bp — Monthly	(7,882)
	CMBX NA BBB-.6 Index	BBB-/P	11,832	107,000	14,156	5/11/63	300 bp — Monthly	(2,262)
	CMBX NA BBB-.6 Index	BBB-/P	11,157	141,000	18,654	5/11/63	300 bp — Monthly	(7,415)
	CMBX NA BBB-.6 Index	BBB-/P	12,101	232,000	30,694	5/11/63	300 bp — Monthly	(18,457)
	CMBX NA BBB-.6 Index	BBB-/P	12,401	250,000	33,075	5/11/63	300 bp — Monthly	(20,529)
	CMBX NA BBB-.6 Index	BBB-/P	28,210	281,000	37,176	5/11/63	300 bp — Monthly	(8,803)
	CMBX NA BBB-.6 Index	BBB-/P	19,280	283,000	37,441	5/11/63	300 bp — Monthly	(17,996)
	CMBX NA BBB-.6 Index	BBB-/P	42,492	349,000	46,173	5/11/63	300 bp — Monthly	(3,477)
	CMBX NA BBB-.6 Index	BBB-/P	54,707	363,000	48,025	5/11/63	300 bp — Monthly	6,894
	CMBX NA BBB-.6 Index	BBB-/P	42,482	380,000	50,274	5/11/63	300 bp — Monthly	(7,570)
	CMBX NA BBB-.6 Index	BBB-/P	58,541	411,000	54,375	5/11/63	300 bp — Monthly	4,405
	CMBX NA BBB-.6 Index	BBB-/P	55,952	411,000	54,375	5/11/63	300 bp — Monthly	1,817
	CMBX NA BBB-.6 Index	BBB-/P	62,640	539,000	71,310	5/11/63	300 bp — Monthly	(8,355)
	CMBX NA BBB-.6 Index	BBB-/P	58,492	1,209,000	159,951	5/11/63	300 bp — Monthly	(100,753)
	CMBX NA BBB-.6 Index	BBB-/P	207,983	1,760,000	232,848	5/11/63	300 bp — Monthly	(23,838)
	CMBX NA BBB-.6 Index	BBB-/P	208,701	1,760,000	232,848	5/11/63	300 bp — Monthly	(23,120)
	CMBX NA BBB-.6 Index	BBB-/P	297,066	2,586,000	342,128	5/11/63	300 bp — Monthly	(43,554)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	34,954	165,000	39,633	5/11/63	500 bp — Monthly	(4,519)
	CMBX NA BB.6 Index	BB/P	37,885	179,000	42,996	5/11/63	500 bp — Monthly	(4,936)
	CMBX NA A.6 Index	A/P	53	1,000	23	5/11/63	200 bp — Monthly	31
	CMBX NA A.6 Index	A/P	215	37,000	833	5/11/63	200 bp — Monthly	(603)
	CMBX NA A.6 Index	A/P	1,182	42,000	945	5/11/63	200 bp — Monthly	253
	CMBX NA A.6 Index	A/P	11,563	213,000	4,793	5/11/63	200 bp — Monthly	6,854
	CMBX NA BBB-.6 Index	BBB-/P	454	4,000	529	5/11/63	300 bp — Monthly	(73)
	CMBX NA BBB-.6 Index	BBB-/P	2,242	15,000	1,985	5/11/63	300 bp — Monthly	266
	CMBX NA BBB-.6 Index	BBB-/P	8,560	58,000	7,673	5/11/63	300 bp — Monthly	921
	CMBX NA BBB-.6 Index	BBB-/P	6,792	62,000	8,203	5/11/63	300 bp — Monthly	(1,374)
	CMBX NA BBB-.6 Index	BBB-/P	7,756	77,000	10,187	5/11/63	300 bp — Monthly	(2,386)
	CMBX NA BBB-.6 Index	BBB-/P	7,909	80,000	10,584	5/11/63	300 bp — Monthly	(2,629)
	CMBX NA BBB-.6 Index	BBB-/P	10,990	97,000	12,833	5/11/63	300 bp — Monthly	(1,787)
	CMBX NA BBB-.6 Index	BBB-/P	17,135	113,000	14,950	5/11/63	300 bp — Monthly	2,251
	CMBX NA BBB-.6 Index	BBB-/P	15,625	125,000	16,538	5/11/63	300 bp — Monthly	(840)
	CMBX NA BBB-.6 Index	BBB-/P	16,863	148,000	19,580	5/11/63	300 bp — Monthly	(2,631)
	CMBX NA BBB-.6 Index	BBB-/P	17,068	151,000	19,977	5/11/63	300 bp — Monthly	(2,821)
	CMBX NA BBB-.6 Index	BBB-/P	17,499	151,000	19,977	5/11/63	300 bp — Monthly	(2,390)
	CMBX NA BBB-.6 Index	BBB-/P	15,915	158,000	20,903	5/11/63	300 bp — Monthly	(4,896)
	CMBX NA BBB-.6 Index	BBB-/P	24,465	169,000	22,359	5/11/63	300 bp — Monthly	2,205
	CMBX NA BBB-.6 Index	BBB-/P	20,593	179,000	23,682	5/11/63	300 bp — Monthly	(2,985)
	CMBX NA BBB-.6 Index	BBB-/P	28,812	181,000	23,946	5/11/63	300 bp — Monthly	4,971
	CMBX NA BBB-.6 Index	BBB-/P	28,591	189,000	25,005	5/11/63	300 bp — Monthly	3,696
	CMBX NA BBB-.6 Index	BBB-/P	24,519	211,000	27,915	5/11/63	300 bp — Monthly	(3,273)
	CMBX NA BBB-.6 Index	BBB-/P	36,352	212,000	28,048	5/11/63	300 bp — Monthly	8,428
	CMBX NA BBB-.6 Index	BBB-/P	36,053	212,000	28,048	5/11/63	300 bp — Monthly	8,130
	CMBX NA BBB-.6 Index	BBB-/P	31,253	221,000	29,238	5/11/63	300 bp — Monthly	2,144
	CMBX NA BBB-.6 Index	BBB-/P	32,926	223,000	29,503	5/11/63	300 bp — Monthly	3,553
	CMBX NA BBB-.6 Index	BBB-/P	23,987	253,000	33,472	5/11/63	300 bp — Monthly	(9,338)
	CMBX NA BBB-.6 Index	BBB-/P	32,862	275,000	36,383	5/11/63	300 bp — Monthly	(3,360)
	CMBX NA BBB-.6 Index	BBB-/P	37,406	284,000	37,573	5/11/63	300 bp — Monthly	(1)
	CMBX NA BBB-.6 Index	BBB-/P	36,893	284,000	37,573	5/11/63	300 bp — Monthly	(514)
	CMBX NA BBB-.6 Index	BBB-/P	33,799	286,000	37,838	5/11/63	300 bp — Monthly	(3,872)
	CMBX NA BBB-.6 Index	BBB-/P	40,407	369,000	48,819	5/11/63	300 bp — Monthly	(8,196)
	CMBX NA BBB-.6 Index	BBB-/P	73,102	568,000	75,146	5/11/63	300 bp — Monthly	(1,713)
	CMBX NA BBB-.6 Index	BBB-/P	73,191	599,000	79,248	5/11/63	300 bp — Monthly	(5,708)
	CMBX NA BBB-.6 Index	BBB-/P	88,174	668,000	88,376	5/11/63	300 bp — Monthly	188
	CMBX NA BBB-.6 Index	BBB-/P	83,032	670,000	88,641	5/11/63	300 bp — Monthly	(5,218)
	CMBX NA BBB-.6 Index	BBB-/P	73,985	671,000	88,773	5/11/63	300 bp — Monthly	(14,397)
	CMBX NA BBB-.6 Index	BBB-/P	113,044	959,000	126,876	5/11/63	300 bp — Monthly	(13,272)
	CMBX NA BBB-.6 Index	BBB-/P	298,983	2,476,000	327,575	5/11/63	300 bp — Monthly	(27,148)
	CMBX NA BBB-.6 Index	BBB-/P	945,445	5,374,000	710,980	5/11/63	300 bp — Monthly	237,600
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	13,484	951,000	21,398	5/11/63	200 bp — Monthly	(7,544)
	CMBX NA BBB-.6 Index	BBB-/P	10,620	94,000	12,436	5/11/63	300 bp — Monthly	(1,761)
	CMBX NA BBB-.6 Index	BBB-/P	27,923	211,000	27,915	5/11/63	300 bp — Monthly	131
	CMBX NA BBB-.6 Index	BBB-/P	34,893	297,000	39,293	5/11/63	300 bp — Monthly	(4,227)
	CMBX NA BBB-.6 Index	BBB-/P	63,188	564,000	74,617	5/11/63	300 bp — Monthly	(11,100)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	—	230,000	5,175	5/11/63	200 bp — Monthly	(5,085)
	CMBX NA A.6 Index	A/P	764	281,000	6,323	5/11/63	200 bp — Monthly	(5,449)
	CMBX NA A.6 Index	A/P	3,323	1,231,000	27,698	5/11/63	200 bp — Monthly	(23,896)
	CMBX NA A.7 Index	A-/P	(96)	99,000	248	1/17/47	200 bp — Monthly	190
	CMBX NA A.7 Index	A-/P	199	41,000	103	1/17/47	200 bp — Monthly	318
	CMBX NA BB.6 Index	BB/P	47,886	195,000	46,839	5/11/63	500 bp — Monthly	1,237
	CMBX NA BB.6 Index	BB/P	96,100	390,000	93,678	5/11/63	500 bp — Monthly	2,801
	CMBX NA BBB-.6 Index	BBB-/P	1,695	10,000	1,323	5/11/63	300 bp — Monthly	378
	CMBX NA BBB-.6 Index	BBB-/P	3,672	32,000	4,234	5/11/63	300 bp — Monthly	(543)
	CMBX NA BBB-.6 Index	BBB-/P	6,267	49,000	6,483	5/11/63	300 bp — Monthly	(187)
	CMBX NA BBB-.6 Index	BBB-/P	9,570	84,000	11,113	5/11/63	300 bp — Monthly	(1,495)
	CMBX NA BBB-.6 Index	BBB-/P	11,017	93,000	12,304	5/11/63	300 bp — Monthly	(1,233)
	CMBX NA BBB-.6 Index	BBB-/P	14,462	136,000	17,993	5/11/63	300 bp — Monthly	(3,451)
	CMBX NA BBB-.6 Index	BBB-/P	24,224	169,000	22,359	5/11/63	300 bp — Monthly	1,964
	CMBX NA BBB-.6 Index	BBB-/P	27,082	185,000	24,476	5/11/63	300 bp — Monthly	2,715
	CMBX NA BBB-.6 Index	BBB-/P	32,105	229,000	30,297	5/11/63	300 bp — Monthly	1,942
	CMBX NA BBB-.6 Index	BBB-/P	31,307	241,000	31,884	5/11/63	300 bp — Monthly	(436)
	CMBX NA BBB-.6 Index	BBB-/P	31,607	258,000	34,133	5/11/63	300 bp — Monthly	(2,376)
	CMBX NA BBB-.6 Index	BBB-/P	44,395	298,000	39,425	5/11/63	300 bp — Monthly	5,143
	CMBX NA BBB-.6 Index	BBB-/P	41,165	359,000	47,496	5/11/63	300 bp — Monthly	(6,122)
	CMBX NA BBB-.6 Index	BBB-/P	50,713	409,000	54,111	5/11/63	300 bp — Monthly	(3,159)
	CMBX NA BBB-.6 Index	BBB-/P	56,565	482,000	63,769	5/11/63	300 bp — Monthly	(6,922)
	CMBX NA BBB-.6 Index	BBB-/P	90,141	704,000	93,139	5/11/63	300 bp — Monthly	(2,588)
	CMBX NA BBB-.6 Index	BBB-/P	102,536	772,000	102,136	5/11/63	300 bp — Monthly	851
	CMBX NA BBB-.7 Index	BBB-/P	9,516	143,000	7,522	1/17/47	300 bp — Monthly	2,078
	CMBX NA BBB-.7 Index	BBB-/P	14,087	207,000	10,888	1/17/47	300 bp — Monthly	3,320

Upfront premium received			7,352,106		Unrealized appreciation			459,571

Upfront premium (paid)			(143)		Unrealized (depreciation)			(1,125,110)

		Total	$7,351,963				Total	$(665,539)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$350	1/17/47	(200 bp) — Monthly	$(1,442)
	CMBX NA BB.7 Index	(39,421)	251,000	33,985	1/17/47	(500 bp) — Monthly	(5,680)
	CMBX NA BB.7 Index	(40,986)	251,000	33,985	1/17/47	(500 bp) — Monthly	(7,244)
	CMBX NA BB.7 Index	(37,942)	188,000	25,455	1/17/47	(500 bp) — Monthly	(12,670)
	CMBX NA BB.7 Index	(168)	1,000	135	1/17/47	(500 bp) — Monthly	(33)
	CMBX NA BB.9 Index	(43,327)	280,000	42,560	9/17/58	(500 bp) — Monthly	(1,039)
	CMBX NA BB.9 Index	(43,132)	280,000	42,560	9/17/58	(500 bp) — Monthly	(845)
	CMBX NA BB.9 Index	(42,496)	276,000	41,952	9/17/58	(500 bp) — Monthly	(812)
	CMBX NA BB.9 Index	(21,761)	139,000	21,128	9/17/58	(500 bp) — Monthly	(768)
	Credit Suisse International
	CMBX NA BB.10 Index	(35,090)	263,000	32,875	11/17/59	(500 bp) — Monthly	(2,471)
	CMBX NA BB.10 Index	(17,278)	139,000	17,375	11/17/59	(500 bp) — Monthly	97
	CMBX NA BB.7 Index	(59,835)	3,390,000	814,278	5/11/63	(500 bp) — Monthly	751,147
	CMBX NA BB.9 Index	(68,799)	431,000	65,512	9/17/58	(500 bp) — Monthly	(3,706)
	CMBX NA BB.9 Index	(21,336)	139,000	21,128	9/17/58	(500 bp) — Monthly	(208)
	CMBX NA BB.9 Index	(18,017)	117,000	17,784	9/17/58	(500 bp) — Monthly	(347)
	CMBX NA BB.9 Index	(10,949)	70,000	10,640	9/17/58	(500 bp) — Monthly	(377)
	CMBX NA BB.9 Index	(8,161)	57,000	8,664	9/17/58	(500 bp) — Monthly	448
	Goldman Sachs International
	CMBX NA BB.6 Index	(186,594)	1,824,000	438,125	5/11/63	(500 bp) — Monthly	249,758
	CMBX NA BB.7 Index	(62,952)	416,000	56,326	1/17/47	(500 bp) — Monthly	(7,030)
	CMBX NA BB.6 Index	(77,729)	532,000	127,786	5/11/63	(500 bp) — Monthly	49,540
	CMBX NA BB.7 Index	(457,672)	2,707,000	366,528	1/17/47	(500 bp) — Monthly	(93,778)
	CMBX NA BB.7 Index	(104,860)	640,000	86,656	1/17/47	(500 bp) — Monthly	(18,826)
	CMBX NA BBB-.7 Index	(9,501)	141,000	7,417	1/17/47	(300 bp) — Monthly	(2,166)
	CMBX NA BBB-.7 Index	(4,210)	62,000	3,261	1/17/47	(300 bp) — Monthly	(985)
	CMBX NA BBB-.7 Index	(759)	11,000	579	1/17/47	(300 bp) — Monthly	(187)
	CMBX NA BBB-.7 Index	(312)	3,000	158	1/17/47	(300 bp) — Monthly	(155)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(28,587)	179,000	24,237	1/17/47	(500 bp) — Monthly	(4,525)
	CMBX NA BB.7 Index	(26,377)	165,000	22,341	1/17/47	(500 bp) — Monthly	(4,197)
	CMBX NA BB.7 Index	(57,775)	321,000	43,463	1/17/47	(500 bp) — Monthly	(14,623)
	CMBX NA BB.7 Index	(39,421)	251,000	33,985	1/17/47	(500 bp) — Monthly	(5,680)
	CMBX NA BB.7 Index	(33,131)	204,000	27,622	1/17/47	(500 bp) — Monthly	(5,708)
	CMBX NA BB.7 Index	(32,493)	167,000	22,612	1/17/47	(500 bp) — Monthly	(10,043)
	CMBX NA BB.7 Index	(16,280)	104,000	14,082	1/17/47	(500 bp) — Monthly	(2,299)
	CMBX NA BB.7 Index	(3,663)	27,000	3,656	1/17/47	(500 bp) — Monthly	(34)
	CMBX NA BB.9 Index	(6,794)	48,000	7,296	9/17/58	(500 bp) — Monthly	456
	CMBX NA BBB-.7 Index	(92,196)	1,001,000	52,653	1/17/47	(300 bp) — Monthly	(40,127)
	CMBX NA BBB-.7 Index	(46,213)	689,000	36,241	1/17/47	(300 bp) — Monthly	(10,374)
	CMBX NA BBB-.7 Index	(24,838)	314,000	16,516	1/17/47	(300 bp) — Monthly	(8,505)
	CMBX NA BBB-.7 Index	(15,723)	189,000	9,941	1/17/47	(300 bp) — Monthly	(5,892)
	CMBX NA BBB-.7 Index	(377)	7,000	368	1/17/47	(300 bp) — Monthly	(12)
	Merrill Lynch International
	CMBX NA BB.7 Index	(88,302)	509,000	68,919	1/17/47	(500 bp) — Monthly	(19,878)
	CMBX NA BB.9 Index	(43,794)	280,000	42,560	9/17/58	(500 bp) — Monthly	(1,506)
	CMBX NA BB.9 Index	(8,788)	56,000	8,512	9/17/58	(500 bp) — Monthly	(331)
	CMBX NA BB.9 Index	(7,809)	53,000	8,056	9/17/58	(500 bp) — Monthly	196
	CMBX NA BB.9 Index	(7,956)	52,000	7,904	9/17/58	(500 bp) — Monthly	(103)
	CMBX NA BB.9 Index	(7,614)	52,000	7,904	9/17/58	(500 bp) — Monthly	239
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(57,516)	286,000	38,724	1/17/47	(500 bp) — Monthly	(19,070)
	CMBX NA BB.7 Index	(39,355)	195,000	26,403	1/17/47	(500 bp) — Monthly	(13,142)
	CMBX NA BB.9 Index	(5,330)	37,000	5,624	9/17/58	(500 bp) — Monthly	258
	CMBX NA BBB-.7 Index	(1,397)	22,000	1,157	1/17/47	(300 bp) — Monthly	(252)

	Upfront premium received	—				Unrealized appreciation	1,052,139

	Upfront premium (paid)	(2,106,054)				Unrealized (depreciation)	(327,070)

	Total	$(2,106,054)				Total	$725,069
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	$267,973	$3,657,360	$221,278	12/20/23	(500 bp) — Quarterly	$24,852

	Total	$267,973					$24,852
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $559,929,381.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
Short-term investments
	Putnam Short Term Investment Fund**	$77,359,764	$109,926,906	$124,031,283	$337,470	$63,255,387

	Total Short-term investments	$77,359,764	$109,926,906	$124,031,283	$337,470	$63,255,387
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $188,351.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,326,973.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $17,984.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,134,676.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $158,113,811 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,318,588 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,326,973 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$8,007	$—	$—

Total common stocks	8,007	—	—
Asset-backed securities	—	16,913,000	—
Corporate bonds and notes	—	144,139,921	—
Foreign government and agency bonds and notes	—	24,789,577	—
Mortgage-backed securities	—	216,328,832	—
Purchased options outstanding	—	1,986,106	—
Purchased swap options outstanding	—	7,353,914	—
Senior loans	—	34,474,688	—
U.S. government and agency mortgage obligations	—	158,498,227	—
Short-term investments	63,285,387	60,669,645	—

Totals by level	$63,293,394	$665,153,910	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$274,327	$—
Futures contracts	30,624	—	—
Written options outstanding	—	(2,702,032)	—
Written swap options outstanding	—	(5,212,095)	—
Forward premium swap option contracts	—	(942,406)	—
TBA sale commitments	—	(42,104,374)	—
Interest rate swap contracts	—	(2,817,506)	—
Total return swap contracts	—	160,936	—
Credit default contracts	—	(5,429,500)	—

Totals by level	$30,624	$(58,772,650)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,831,932	$8,261,432
Foreign exchange contracts	1,317,545	899,587
Interest rate contracts	22,489,372	24,775,462

Total	$26,638,849	$33,936,481
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$168,800,000
Purchased currency option contracts (contract amount)	$36,800,000
Purchased swap option contracts (contract amount)	$982,600,000
Written TBA commitment option contracts (contract amount)	$321,800,000
Written currency option contracts (contract amount)	$30,100,000
Written swap option contracts (contract amount)	$807,700,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$283,400,000
Centrally cleared interest rate swap contracts (notional)	$2,291,300,000
OTC total return swap contracts (notional)	$70,000,000
Centrally cleared total return swap contracts (notional)	$153,800,000
OTC credit default contracts (notional)	$87,500,000
Centrally cleared credit default contracts (notional)	$3,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019